BETTER 10K - RELATED PARTY TRANSACTIONS (Details)	1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 $ / shares shares	Jan. 31, 2018 shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTY TRANSACTIONS
General and administrative expenses					$ 59,189,000		$ 46,499,000			$ 113,392,000	$ 161,293,000	$ 194,565,000	$ 231,220,000
Total other liabilities												59,933,000	76,158,000	$ 40,278,000		$ 44,690,000	$ 47,588,000
Other Receivables												$ 16,285,000	54,162,000	10,449,000
Options granted (in shares) | shares												1,583,680
Options granted, exercise price (in dollars per share) | $ / shares												$ 13.63
Marketing and Advertising Expense					5,128,000		9,948,000			17,122,000	59,801,000	$ 69,021,000	248,895,000
Mortgage loans held for sale, at fair value					160,025,000					160,025,000		248,826,000	1,854,435,000	160,025,000
Stockholders' Equity Note, Subscriptions Receivable					10,400,000					10,400,000		53,900,000	38,633,000	$ 10,404,000
Interest Income, Operating					3,667,000		4,977,000			12,527,000	22,918,000	26,714,000	89,627,000
Mortgage Platform
RELATED PARTY TRANSACTIONS
Expenses					19,166,000		55,545,000			70,809,000	292,915,000	327,815,000	700,113,000
Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses												583,000	1,585,000
Total other liabilities					460,000					460,000		440,000	411,000
Other Receivables												0	37,000
Marketing and Advertising Expense												55,000	575,000
Mortgage loans held for sale, at fair value												8,320,000	0
Related party | Mortgage Platform
RELATED PARTY TRANSACTIONS
Expenses												1,940,000	396,000
Directors and Officers
RELATED PARTY TRANSACTIONS
Stockholders' Equity Note, Subscriptions Receivable												43,600,000	33,900,000
Interest Income, Operating					500,000		$ 100,000			300,000	300,000	700,000	300,000
Director
RELATED PARTY TRANSACTIONS
Repurchase of common stock (in shares) | shares									33,995
Repurchase of common stock									$ 254,154
Director | Stock Repurchased Excluding Effects Of Exchange Ratio
RELATED PARTY TRANSACTIONS
Repurchase of common stock (in shares) | shares									11,122
General Counsel and Chief Compliance Officer
RELATED PARTY TRANSACTIONS
Repurchase of common stock (in shares) | shares							82,527	27,000
Repurchase of common stock							$ 399,600	$ 399,600
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Stockholders' Equity Note, Subscriptions Receivable												40,200,000	29,900,000
Employee and Expense Allocation Agreement
RELATED PARTY TRANSACTIONS
Related party expenses					(27,000)		(187,300)			6,400	386,800	500,000	1,500,000
Reduction of expenses					0		0			0	18,200	18,200	200,000
Employee and Expense Allocation Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses										6,400	368,600	400,000	1,300,000
Total other liabilities					144,400					144,400		177,000
Other Receivables													6,100
Technology Integration and License Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities					204,300					204,300		232,000	0
Technology Integration and License Agreement | Related party | Mortgage Platform
RELATED PARTY TRANSACTIONS
Expenses					66,900		617,700			438,000	1,123,000	1,400,000	100,000
Consulting Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses					0		37,500			0	137,500	100,000	300,000
Total other liabilities					0					0		$ 0	50,000
Options granted (in shares) | shares			764,143	603,024
Vesting period				4 years
Fair value of company multiplier				2
Term of award			10 years
Options granted, exercise price (in dollars per share) | $ / shares			$ 5.14
Vesting percentage upon change in control			100.00%
Consulting Agreement | Related party | Holy Machine
RELATED PARTY TRANSACTIONS
Options granted (in shares) | shares			250,000
Term of award			10 years
Options granted, exercise price (in dollars per share) | $ / shares			$ 15.71
Vesting percentage upon change in control			100.00%
License Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses													80,700
Lease term		15 months
Annual fee		$ 127,000
License Agreement | Related party | Vishal Garg and Spouse | Embark
RELATED PARTY TRANSACTIONS
Ownership interest												25.80%
Private Label and Consumer Lending Program Agreement
RELATED PARTY TRANSACTIONS
Related party expenses												$ 100,000	600,000
Private Label and Consumer Lending Program Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities					10,000					10,000		15,000	300,000
Expenses							74,300				74,300
Marketing and Advertising Expense							31,900				31,900	55,300	600,000
Private Label and Consumer Lending Program Agreement | Related party | Mortgage Platform
RELATED PARTY TRANSACTIONS
Expenses					16,300		42,400			38,500	42,400	42,900	0
Amount paid per loan	$ 600					$ 600
Master Loan Purchase Agreement | Related party
RELATED PARTY TRANSACTIONS
Mortgage loans held for sale, at fair value					6,800,000					6,800,000		8,300,000
Master Loan Purchase Agreement | Related party | Better Trust I
RELATED PARTY TRANSACTIONS
Master loan purchase agreement, amount															$ 20,000,000
Data Analytics Services Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities					101,200					101,200		16,200	19,200
Data Analytics Services Agreement | Related party | Mortgage Platform
RELATED PARTY TRANSACTIONS
Expenses					$ 8,600		$ 414,300			$ 7,400	$ 414,300	$ 500,000	$ 300,000